RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Advances from directors (interest at prime plus 1%)	$ 104,435	$ 45,505
Entities controlled by directors (non-interest-bearing)	29,852	377,143
Due to related parties	$ 134,287	$ 422,648